SHAREHOLDERS EQUITY - Summary of Share Capital (Detail) - Common shares [member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	99.60%
Percentage of treasury shares	0.40%
Percentage of shares issued	100.00%
Total of shares	1,866,638,100
Treasury shares	7,432,832	5,440,772
Total	1,874,070,932
Free float [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	62.34%
Total of shares	1,168,209,823
Controlling Group [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	35.87%
Total of shares	672,312,942
Administrators [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	1.39%
Total of shares	26,115,335